Details of Income Statement Items (Other Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income and expenses [Abstract]
Past service cost	$ 11	$ 5	$ 7
Capital gain	0	12	841
Reversal of Impairment of fixed assets	0	10	0
Reversal of provision for legal claims	0	7	0
Other	9	6	11
Other income recorded in the income statements	20	40	859
Impairment of fixed assets	90	0	19
Provision for historical waste removal and site closure costs	83	7	18
Provision for early retirement and dismissal of employees	78	5	7
Provision For Legal Claims	0	14	31
Environment related provisions	0	0	1
Other	5	4	8
Other expenses recorded in the income statements	$ 256	$ 30	$ 84